Putnam ESG Ultra Short ETF
The fund's portfolio
1/31/25 (Unaudited)

CORPORATE BONDS AND NOTES (76.1%)(a)
	Principal amount	Value
Banking (38.7%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.575%, 10/13/26 (Netherlands)	$400,000	$404,126
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	500,000	511,582
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)	300,000	300,005
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.064%, 2/18/25 (United Kingdom)	603,000	603,117
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. FRN (US SOFR + 0.65%), 5.026%, 9/30/27 (Australia)	250,000	251,039
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.68%), 5.055%, 7/16/27 (Australia)	482,000	484,123
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	800,000	804,504
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 1.125%, 9/18/25 (Spain)	200,000	195,790
Banco Santander SA sr. unsec. unsub. FRN 6.527%, 11/7/27 (Spain)	200,000	205,535
Banco Santander SA sr. unsec. unsub. FRN 5.552%, 3/14/28 (Spain)	200,000	202,080
Banco Santander SA sr. unsec. unsub. FRN (US SOFR + 1.12%), 5.506%, 7/15/28 (Spain)	200,000	200,889
Banco Santander SA sr. unsec. unsub. notes 2.746%, 5/28/25 (Spain)	165,000	163,903
Bank of America Corp. sr. unsec. FRN 5.933%, 9/15/27	753,000	766,816
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	250,000	250,805
Bank of America Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 1.05%), 5.572%, 2/4/28	135,000	136,148
Bank of America Corp. sr. unsec. unsub. FRN (US SOFR + 0.83%), 5.211%, 1/24/29	539,000	539,421
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index + 0.88%), 5.29%, 9/10/27 (Canada)	409,000	410,462
Bank of Montreal sr. unsec. FRN (US SOFR + 0.86%), 5.242%, 1/27/29 (Canada)	437,000	437,150
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	96,000	95,395
Bank of New York Mellon (The) sr. unsec. FRN Ser. BKNT, 5.148%, 5/22/26	250,000	250,395
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.83%), 5.207%, 7/21/28	283,000	284,617
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 5.002%, 4/25/25	661,000	661,512
Bank of Nova Scotia (The) sr. unsec. FRN (US SOFR + 0.89%), 5.276%, 2/14/29 (Canada)	325,000	325,198
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 1.00%), 5.413%, 9/8/28 (Canada)	496,000	498,870
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 5.202%, 6/4/27 (Canada)	421,000	422,847
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 1.07%), 5.537%, 2/16/28 (France)	405,000	407,042
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 4.932%, 2/4/25 (France)	702,000	702,003
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	200,000	203,102
Barclays PLC sr. unsec. unsub. FRN 7.325%, 11/2/26 (United Kingdom)	287,000	292,005
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	630,000	645,107
Barclays PLC sr. unsec. unsub. FRN 5.304%, 8/9/26 (United Kingdom)	200,000	200,471
Barclays PLC sr. unsec. unsub. notes 5.829%, 5/9/27 (United Kingdom)	200,000	202,332
BNP Paribas SA 144A sr. unsec. unsub. notes 3.50%, 11/16/27 (France)	400,000	384,755
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.96%), 5.346%, 9/25/25 (France)	250,000	251,073
BPCE SA 144A sr. unsec. FRN 1.652%, 10/6/26 (France)	250,000	244,595
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	719,000	725,251
CaixaBank SA 144A sr. unsec. notes 6.684%, 9/13/27 (Spain)	548,000	563,205
Canadian Imperial Bank of Commerce sr. unsec. notes 5.926%, 10/2/26 (Canada)	28,000	28,580
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 5.332%, 9/11/27 (Canada)	402,000	403,520
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR + 0.94%), 5.316%, 6/28/27 (Canada)	511,000	514,595
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	409,000	409,638
Commonwealth Bank of Australia 144A sr. unsec. FRN (US SOFR + 0.46%), 4.898%, 11/27/26 (Australia)	418,000	418,615
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 5.133%, 3/14/25 (Australia)	158,000	158,090
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	255,000	254,106
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.62%), 5.061%, 8/28/26 (Netherlands)	250,000	250,818
Cooperatieve Rabobank UA sr. unsec. notes 4.883%, 1/21/28 (Netherlands)	250,000	252,333
Cooperatieve Rabobank UA sr. unsec. notes 4.85%, 1/9/26 (Netherlands)	300,000	301,238
Cooperatieve Rabobank UA company guaranty unsec. sub. notes 4.375%, 8/4/25 (Netherlands)	250,000	249,355
Credit Agricole SA 144A sr. unsec. notes 5.134%, 3/11/27 (France)	250,000	251,910
Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)	200,000	199,831
Credit Agricole SA/London 144A sr. unsec. FRN (US SOFR + 1.21%), 5.62%, 9/11/28 (France)	290,000	291,558
Credit Agricole SA/London 144A sr. unsec. FRN 4.631%, 9/11/28 (France)	465,000	459,969
Credit Suisse Group AG 144A sr. unsec. FRN 6.373%, 7/15/26 (Switzerland)	645,000	649,451
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	963,000	970,344
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN (US SOFR + 0.81%), 5.192%, 1/28/28	250,000	250,893
Fifth Third Bank/Cincinnati, OH sr. unsec. notes 4.967%, 1/28/28	250,000	251,407
Goldman Sachs Bank USA/New York, NY sr. unsec. FRN (US SOFR + 0.75%), 5.202%, 5/21/27	543,000	544,136
Huntington Bancshares, Inc. sr. unsec. unsub. notes 4.00%, 5/15/25	111,000	110,737
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.64%), 6.028%, 3/28/26 (Netherlands)	601,000	602,179
ING Groep NV sr. unsec. FRN 3.869%, 3/28/26 (Netherlands)	200,000	199,687
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	203,804
ING Groep NV sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 5.97%, 9/11/27 (Netherlands)	200,000	202,724
ING Groep NV sr. unsec. unsub. notes 3.95%, 3/29/27 (Netherlands)	200,000	196,825
Intesa Sanpaolo SpA 144A sr. unsec. notes 7.00%, 11/21/25 (Italy)	200,000	203,388
JPMorgan Chase & Co. sr. unsec. FRN (US SOFR + 0.86%), 5.237%, 10/22/28	215,000	215,721
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 0.92%), 5.297%, 4/22/28	92,000	92,472
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 0.80%), 5.181%, 1/24/29	323,000	323,052
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.08%, 4/26/26	730,000	728,795
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	215,000	213,754
JPMorgan Chase & Co. sr. unsec. unsub. notes 5.571%, 4/22/28	40,000	40,656
KeyBank NA sr. unsec. notes Ser. BKNT, 4.15%, 8/8/25	542,000	540,136
KeyCorp sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 1.25%), 5.698%, 5/23/25	221,000	221,118
KeyCorp sr. unsec. unsub. notes Ser. MTN, 4.15%, 10/29/25	230,000	229,112
Lloyds Banking Group PLC sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 6.082%, 8/7/27 (United Kingdom)	200,000	202,453
Lloyds Banking Group PLC sr. unsec. unsub. FRN 5.985%, 8/7/27 (United Kingdom)	200,000	203,003
Lloyds Banking Group PLC sr. unsec. unsub. FRN 4.716%, 8/11/26 (United Kingdom)	200,000	199,815
Lloyds Banking Group PLC sr. unsec. unsub. notes 5.087%, 11/26/28 (United Kingdom)	200,000	200,549
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.45%, 5/8/25 (United Kingdom)	756,000	755,567
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	80,000	81,234
Macquarie Bank, Ltd. 144A sr. unsec. notes 3.231%, 3/21/25 (Australia)	590,000	589,080
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 2.193%, 2/25/25 (Japan)	200,000	199,711
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 1.412%, 7/17/25 (Japan)	200,000	197,211
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.541%, 4/17/26 (Japan)	849,000	850,066
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (US SOFR + 0.96%), 5.422%, 5/22/26 (Japan)	641,000	642,369
National Australia Bank, Ltd. 114A sr. unsec. FRN (US SOFR + 0.62%), 5.022%, 6/11/27 (Australia)	250,000	250,861
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.60%), 4.982%, 10/26/27 (Australia)	259,000	259,639
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR Compounded Index + 1.03%), 5.401%, 7/2/27 (Canada)	250,000	251,015
National Bank of Canada company guaranty sr. unsec. notes 5.60%, 7/2/27 (Canada)	250,000	252,897
Nationwide Building Society 144A sr. unsec. FRN 6.557%, 10/18/27 (United Kingdom)	464,000	476,171
Nationwide Building Society 144A sr. unsec. unsub. FRN (US SOFR + 1.29%), 5.757%, 2/16/28 (United Kingdom)	200,000	201,662
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	851,000	860,296
NatWest Group PLC sr. unsec. unsub. FRN 5.583%, 3/1/28 (United Kingdom)	324,000	328,359
NatWest Group PLC sr. unsec. unsub. notes 7.472%, 11/10/26 (United Kingdom)	200,000	203,931
Nordea Bank ABP 144A sr. unsec. FRN (US SOFR + 0.74%), 5.129%, 3/19/27 (Finland)	200,000	200,944
PNC Bank NA sr. unsec. FRN (US SOFR + 0.50%), 4.873%, 1/15/27	250,000	250,303
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	367,000	368,171
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	786,000	785,725
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.83%), 5.211%, 1/24/29 (Canada)	434,000	434,365
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.79%), 5.171%, 7/23/27 (Canada)	455,000	456,119
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.72%), 5.097%, 10/18/27 (Canada)	255,000	255,271
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.45%, 6/2/25	434,000	431,906
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 6.833%, 11/21/26 (United Kingdom)	300,000	304,358
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 5.125%, 3/5/27 (Sweden)	400,000	404,499
State Street Bank & Trust Co. sr. unsec. FRN (US SOFR + 0.46%), 4.907%, 11/25/26	250,000	250,415
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.85%), 5.229%, 8/3/26	97,000	97,651
State Street Corp. sr. unsec. unsub. FRN 5.104%, 5/18/26	631,000	631,981
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.64%), 5.017%, 10/22/27	172,000	172,547
Sumitomo Mitsui Financial Group, Inc. sr. unsec. notes 5.52%, 1/13/28 (Japan)	377,000	384,148
Sumitomo Mitsui Financial Group, Inc. sr. unsec. notes 1.474%, 7/8/25 (Japan)	475,000	468,796
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.98%), 5.398%, 9/10/27 (Japan)	200,000	202,136
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.82%), 5.203%, 1/31/28 (Canada)	380,000	380,659
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.62%), 5.01%, 12/17/26 (Canada)	370,000	370,953
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (US SOFR + 0.48%), 4.926%, 8/29/25 (Canada)	395,000	395,834
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR + 1.08%), 5.456%, 7/17/26 (Canada)	530,000	534,451
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	59,000	59,309
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	415,000	413,711
Truist Financial Corp. sr. unsec. FRN Ser. MTN 6.047%, 6/8/27	113,000	114,773
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 5.90%, 10/28/26	360,000	362,653
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	100,000	99,737
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 3.70%, 6/5/25	190,000	189,386
U.S. Bancorp sr. unsec. unsub. notes 5.727%, 10/21/26	372,000	374,450
U.S. Bank NA/Cincinnati, OH sr. unsec. FRN 4.507%, 10/22/27	510,000	508,079
UBS Group AG 144A sr. unsec. FRN 4.488%, 5/12/26 (Switzerland)	405,000	404,545
UBS Group AG 144A sr. unsec. notes 4.282%, 1/9/28 (Switzerland)	250,000	245,579
UBS Group AG 144A sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	200,000	198,659
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.72%), 5.184%, 11/17/25 (Australia)	206,000	206,850
Westpac Banking Corp. sr. unsec. unsub. FRN Ser. GMTN, (US SOFR + 0.46%), 4.837%, 10/20/26 (Australia)	710,000	710,849

		44,537,518
Basic materials (0.3%)
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 4.25%, 8/8/25	143,000	142,683
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 3.45%, 8/1/25	237,000	235,622

		378,305
Capital goods (1.7%)
Caterpillar Financial Services Corp. sr. unsec. FRN (US SOFR + 0.69%), 5.065%, 10/16/26	145,000	145,855
Caterpillar Financial Services Corp. sr. unsec. FRN (US SOFR + 0.56%), 5.026%, 11/15/27	408,000	408,813
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.96%), 5.336%, 9/25/27	300,000	301,898
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.84%), 5.214%, 1/13/28	155,000	155,197
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.60%, 8/8/25	150,000	150,665
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 1/15/27	157,000	157,589
John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.015%, 6/11/27	490,000	492,548
RTX Corp. sr. unsec. notes 5.00%, 2/27/26	121,000	121,532

		1,934,097
Communication services (1.0%)
American Tower Corp. sr. unsec. notes 1.30%, 9/15/25	55,000	53,895
American Tower Corp. sr. unsec. notes 2.40%, 3/15/25	151,000	150,572
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	77,000	75,359
Rogers Communications, Inc. 3.625%, 12/15/25 (Canada)	20,000	19,825
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 3/15/25 (Canada)	255,000	254,416
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	605,000	603,529

		1,157,596
Consumer cyclicals (6.7%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.92%), 5.397%, 8/13/27	387,000	389,271
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.80%), 5.277%, 8/13/26	145,000	145,814
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 5.21%, 4/1/25	647,000	647,638
Dollar Tree, Inc. sr. unsec. notes 4.00%, 5/15/25	337,000	336,501
Home Depot, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.33%), 4.709%, 12/24/25	155,000	155,280
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	156,000	158,582
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 4/23/25	70,000	70,053
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	46,000	46,043
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.419%, 3/19/27 (South Korea)	346,000	347,100
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.414%, 6/24/27 (South Korea)	528,000	530,464
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.03%), 5.404%, 9/24/27 (South Korea)	249,000	249,778
Hyundai Capital America 144A sr. unsec. notes 5.30%, 3/19/27 (South Korea)	369,000	372,150
Hyundai Capital America 144A sr. unsec. notes 1.65%, 9/17/26 (South Korea)	116,000	110,220
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 5/30/25	381,000	380,890
Marriott International, Inc./MD 5.75%, 5/1/25	418,000	418,584
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	360,000	361,170
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.80%, 11/13/26	408,000	408,880
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.75%, 8/1/27	263,000	263,085
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	310,000	310,017
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	55,000	54,927
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	575,000	572,593
Owens Corning sr. unsec. notes 5.50%, 6/15/27	145,000	147,663
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.77%), 5.264%, 8/7/26	97,000	97,531
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 4.96%, 6/9/25	132,000	132,161
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.45%), 4.821%, 4/10/26	149,000	149,220
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.83%), 5.206%, 3/20/26	265,000	265,201
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.90%, 8/14/26	400,000	399,411
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 3.35%, 5/13/25	200,000	199,207

		7,719,434
Consumer finance (6.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.50%, 7/15/25 (Ireland)	460,000	462,929
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	230,000	220,926
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.875%, 4/1/28 (Ireland)	150,000	149,734
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 1.75%, 1/30/26 (Ireland)	309,000	300,215
Air Lease Corp. sr. unsec. sub. notes Ser. MTN, 5.30%, 6/25/26	137,000	137,865
Air Lease Corp. sr. unsec. notes 3.375%, 7/1/25	439,000	436,323
Air Lease Corp. sr. unsec. notes Ser. MTN, 2.875%, 1/15/26	67,000	65,872
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	248,000	247,711
Air Lease Corp. sr. unsec. sub. notes Ser. MTN, 2.30%, 2/1/25	444,000	444,000
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.35%), 5.733%, 10/30/26	8,000	8,052
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.00%), 5.464%, 2/16/28	212,000	213,322
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.97%), 5.352%, 7/28/27	80,000	80,410
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 5.352%, 3/4/25	558,000	558,000
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 5.312%, 7/26/28	228,000	229,287
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 5.237%, 2/13/26	19,000	19,059
American Express Co. sr. unsec. unsub. notes 6.338%, 10/30/26	156,000	157,815
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	43,000	43,183
American Honda Finance Corp. sr. unsec. FRN Ser. GMTN, (US SOFR + 0.72%), 5.097%, 10/22/27	257,000	257,227
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.60%), 5.069%, 8/14/25	273,000	273,454
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.55%), 5.032%, 2/12/25	264,000	264,025
American Honda Finance Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 5.161%, 4/23/25	173,000	173,220
Capital One Financial Corp. sr. unsec. unsub. FRN 4.985%, 7/24/26	644,000	644,725
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	343,000	335,882
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	150,000	149,293
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	351,000	350,282
General Motors Financial Co., Inc. sr. unsec. FRB (US SOFR Compounded Index + 1.05%), 5.423%, 7/15/27	195,000	195,568
General Motors Financial Co., Inc. sr. unsec. notes 2.90%, 2/26/25	24,000	23,968
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	386,000	383,068
General Motors Financial Co., Inc. sr. unsec bonds 5.40%, 4/6/26	102,000	102,683

		6,928,098
Consumer staples (1.7%)
Campbell's Co. (The) sr. unsec. unsub. notes 5.30%, 3/20/26	321,000	323,186
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	615,000	613,688
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 5.50%, 3/22/25	488,000	488,599
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	36,000	35,969
Starbucks Corp. sr. unsec. sub. notes 3.80%, 8/15/25	555,000	553,043

		2,014,485
Energy (0.8%)
Devon Energy Corp. sr. unsec. unsub. notes 5.85%, 12/15/25	350,000	352,554
ONEOK, Inc. company guaranty sr. unsec. notes 5.65%, 11/1/28	24,000	24,531
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	314,000	317,742
Sabine Pass Liquefaction, LLC sr. notes 5.875%, 6/30/26	230,000	232,192

		927,019
Financial (0.8%)
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	532,000	532,245
Macquarie Group, Ltd. 144A sr. unsec. unsub. FRN 5.108%, 8/9/26 (Australia)	436,000	436,486

		968,731
Health care (2.4%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	726,000	726,491
GE Healthcare Holding, LLC sr. unsec. notes 5.60%, 11/15/25	246,000	247,503
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	452,000	452,000
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	322,000	321,160
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	208,000	208,103
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	502,000	502,058
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (US SOFR + 0.50%), 4.873%, 7/15/26	256,000	257,050

		2,714,365
Insurance (6.3%)
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	360,000	363,089
Arthur J Gallagher & Co. sr. unsec. notes 4.60%, 12/15/27	279,000	278,122
Athene Global Funding 144A notes 5.349%, 7/9/27	257,000	259,053
Athene Global Funding 144A notes 4.95%, 1/7/27	370,000	370,393
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.85%), 5.339%, 5/8/26	335,000	335,260
Athene Global Funding 144A sr. notes 4.86%, 8/27/26	292,000	292,040
CNO Global Funding 144A notes 4.875%, 12/10/27	90,000	89,831
Corebridge Financial, Inc. sr. unsec. notes 3.50%, 4/4/25	340,000	339,317
Corebridge Global Funding 144A company guaranty sr. unsec. unsub. notes 5.35%, 6/24/26	225,000	227,118
Corebridge Global Funding 144A sr. unsub. FRN (US SOFR + 1.30%), 5.675%, 9/25/26	510,000	514,992
Marsh & McLennan Cos., Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.70%), 5.189%, 11/8/27	155,000	156,245
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 5.243%, 3/21/25	912,000	912,856
Metropolitan Life Global Funding I 144A notes 5.00%, 1/6/26	150,000	150,659
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR + 0.91%), 5.283%, 3/21/25	935,000	935,844
Metropolitan Life Global Funding I 144A sr. unsub. notes 2.80%, 3/21/25	199,000	198,597
New York Life Global Funding 144A sr. FRN (US SOFR + 0.67%), 5.041%, 4/2/27	655,000	657,444
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	164,000	165,678
Pacific Life Global Funding II 144A FRN (US SOFR + 0.85%), 5.364%, 2/5/27	31,000	31,201
Pacific Life Global Funding II 144A FRN (US SOFR Compounded Index + 0.80%), 5.176%, 3/30/25	318,000	318,316
Principal Life Global Funding II 144A notes 4.60%, 8/19/27	97,000	96,804
Protective Life Global Funding 144A FRN (US SOFR + 0.70%), 5.071%, 4/10/26	233,000	233,532
Protective Life Global Funding 144A notes 4.335%, 9/13/27	300,000	296,689

		7,223,080
Investment banking/Brokerage (3.3%)
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 6.119%, 7/14/26 (Germany)	490,000	492,544
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	435,000	425,443
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 5.798%, 8/10/26	314,000	315,620
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 1.07%), 5.55%, 8/10/26	195,000	195,601
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. GMTN, (CME Term SOFR 3 Month + 2.01%), 6.311%, 10/28/27	11,000	11,298
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	161,000	158,436
Mizuho Markets Cayman LP company guaranty sr. unsec. FRN Ser. MTN, (US SOFR + 0.50%), 4.937%, 9/23/25 (Cayman Islands)	293,000	293,464
Mizuho Markets Cayman LP 144A company guaranty sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 4.967%, 10/6/25 (Cayman Islands)	301,000	301,604
Morgan Stanley sr. unsec. FRN 6.138%, 10/16/26	117,000	118,131
Morgan Stanley sr. unsec. FRN Ser. MTN, 5.652%, 4/13/28	950,000	966,315
Morgan Stanley sr. unsec. unsub. FRN 2.63%, 2/18/26	115,000	114,896
Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 3.125%, 7/27/26	49,000	47,997
Morgan Stanley Bank NA sr. unsec. FRN Ser. BKNT, (US SOFR + 0.94%), 5.312%, 7/14/28	384,000	386,058

		3,827,407
Real estate (2.3%)
Alexandria Real Estate Equities, Inc. company guaranty sr. unsec. notes 3.45%, 4/30/25(R)	175,000	174,484
Boston Properties, LP sr. unsec. unsub. notes 3.65%, 2/1/26(R)	427,000	420,805
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26(R)	511,000	521,445
Essex Portfolio LP company guaranty sr. unsec. notes 3.50%, 4/1/25	651,000	649,531
Kimco Realty OP, LLC company guaranty sr. unsec. unsub. notes 3.85%, 6/1/25(R)	42,000	41,839
Public Storage Operating Co. company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 4.982%, 7/25/25(R)	197,000	197,346
Public Storage Operating Co. company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.70%), 5.075%, 4/16/27(R)	349,000	350,892
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	84,000	84,003
Simon Property Group LP sr. unsec. unsub. notes 3.50%, 9/1/25(R)	195,000	193,887

		2,634,232
Technology (1.6%)
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/27	206,000	207,874
Broadcom, Inc. sr. unsec. notes 4.80%, 4/15/28	157,000	157,224
Hewlett Packard Enterprise Co. sr. unsec. unsub. notes 4.90%, 10/15/25	519,000	519,474
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25	220,000	219,194
Oracle Corp. sr. unsec. notes (US SOFR + 0.76%), 5.144%, 8/3/28	215,000	216,089
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	265,000	256,136
VMWare, LLC sr. unsec. notes 4.50%, 5/15/25	231,000	230,799

		1,806,790
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.00%, 7/15/25	162,000	161,448

		161,448
Utilities and power (2.4%)
Constellation Energy Generation, LLC sr. unsec. notes 3.25%, 6/1/25	238,000	236,743
Dominion Energy, Inc. sr. unsec. unsub. notes 3.90%, 10/1/25	121,000	120,500
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	60,000	60,251
DTE Energy Co. sr. unsec. unsub. notes Ser. F, 1.05%, 6/1/25	159,000	157,072
Electricite De France SA 144A sr. unsec. unsub. notes 3.625%, 10/13/25 (France)	90,000	89,193
Energy Transfer LP sr. unsec. notes 4.05%, 3/15/25	196,000	195,796
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	162,000	161,982
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 4.30%, 6/1/25	328,000	327,597
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR + 0.80%), 5.183%, 2/4/28	215,000	215,525
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	370,000	372,013
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 4.85%, 2/4/28	75,000	75,049
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	75,000	73,240
NiSource, Inc. sr. unsec. notes 0.95%, 8/15/25	340,000	333,447
Pacific Gas and Electric Co. sr. FRN (US SOFR Compounded Index + 0.95%), 5.372%, 9/4/25	200,000	200,247
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	110,000	111,471

		2,730,126

Total corporate bonds and notes (cost $87,405,820)		$87,662,731

COMMERCIAL PAPER (16.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alexandria Real Estate Equities, Inc.	4.538	2/14/25	$450,000	$449,204
Alimentation Couche-Tard, Inc. (Canada)	4.577	2/28/25	463,000	461,347
Arrow Electronics, Inc.	4.719	2/5/25	368,000	367,756
Arrow Electronics, Inc.	4.652	2/3/25	407,000	406,839
Bell Canada (Canada)	4.546	2/18/25	422,000	421,065
Bell Canada (Canada)	4.570	2/13/25	332,000	331,469
Boston Properties LP	4.609	2/24/25	250,000	249,243
Boston Properties LP	4.597	2/13/25	272,000	271,556
Broadcom, Inc.	4.588	2/13/25	540,000	539,073
Conagra Brands, Inc.	4.707	2/7/25	272,000	271,754
Conagra Brands, Inc.	4.763	2/6/25	365,000	364,717
Conagra Brands, Inc.	4.652	2/3/25	515,000	514,802
Crown Castle, Inc.	4.823	2/18/25	567,000	565,636
CVS Health Corp.	5.023	2/10/25	510,000	509,330
CVS Health Corp.	4.702	2/3/25	546,000	545,786
Duke Energy Corp.	4.523	3/6/25	500,000	497,881
Enbridge US, Inc.	4.573	2/26/25	265,000	264,134
Enbridge US, Inc.	4.583	2/25/25	281,000	280,118
Enbridge US, Inc.	4.671	2/6/25	550,000	549,590
Energy Transfer LP	4.534	2/6/25	438,000	437,673
Energy Transfer LP	4.502	2/3/25	520,000	519,806
Intercontinental Exchange, Inc.	4.507	2/10/25	565,000	564,286
Intercontinental Exchange, Inc.	4.507	2/3/25	589,000	588,777
JBS USA Holding Lux SARL (Luxembourg)	4.934	2/3/25	250,000	249,899
Marriott International, Inc./MD	4.596	3/25/25	272,000	270,178
Marriott International, Inc./MD	4.628	2/26/25	438,000	436,555
Microchip Technology, Inc.	4.540	2/14/25	615,000	613,901
Mid-America Apartments LP	4.524	2/6/25	640,000	639,523
Nutrien, Ltd. (Canada)	4.583	3/11/25	391,000	389,065
Nutrien, Ltd. (Canada)	4.594	3/6/25	250,000	248,922
Nutrien, Ltd. (Canada)	4.601	3/4/25	274,000	272,888
Nutrien, Ltd. (Canada)	4.580	2/26/25	250,000	249,177
Ovintiv, Inc.	4.857	2/20/25	858,000	855,640
Penske Truck Leasing Co.	4.622	4/14/25	322,000	318,971
Penske Truck Leasing Co.	4.566	2/19/25	277,000	276,324
Penske Truck Leasing Co.	4.568	2/10/25	250,000	249,682
Protective Life Corp.	4.562	2/12/25	272,000	271,585
RTX Corp.	4.530	2/13/25	356,000	355,419
Targa Resources Corp.	4.722	2/26/25	312,000	310,908
Targa Resources Corp.	4.552	2/3/25	834,000	833,665
UDR, Inc.	4.531	2/4/25	262,000	261,870
Volkswagen Financial Services	4.588	3/6/25	290,000	288,757
Vulcan Materials Co.	4.529	2/12/25	520,000	519,220
Vulcan Materials Co.	4.549	2/6/25	250,000	249,813
Vulcan Materials Co.	4.528	2/4/25	380,000	379,810

Total commercial paper (cost $18,516,064)				$18,513,614

ASSET-BACKED SECURITIES (3.4%)(a)
	Principal amount	Value
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	$93,509	$93,753
CarMax Auto Owner Trust
Ser. 24-2, Class A3, 5.50%, 1/16/29	408,000	414,795
Ser. 22-2, Class A3, 3.49%, 2/16/27	85,578	85,274
Chase Auto Owner Trust 144A Ser. 24-3A, Class A2, 5.53%, 9/27/27	383,114	384,967
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A2A, 6.09%, 10/15/26	65,803	65,949
FRB Ser. 24-2, Class A2B, (US 30 Day Average SOFR + 0.54%), 4.947%, 11/16/26	130,975	131,087
GM Financial Consumer Automobile Receivables Trust
Ser. 24-2, Class A3, 5.10%, 3/16/29	353,000	356,108
Ser. 23-1, Class A3, 4.66%, 2/16/28	264,971	265,213
Ser. 22-2, Class A3, 3.10%, 2/16/27	109,184	108,541
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A2, 5.92%, 12/15/26	67,359	67,513
Ser. 23-B, Class A3, 5.69%, 8/15/28	120,000	121,577
Ser. 24-A, Class A2, 5.65%, 2/16/27	289,633	290,707
Honda Auto Receivables Owner Trust
Ser. 23-4, Class A2, 5.87%, 6/22/26	105,348	105,728
Ser. 23-1, Class A3, 5.04%, 4/21/27	326,543	327,627
Huntington Auto Trust 144A Ser. 24-1A, Class A2, 5.50%, 3/15/27	65,124	65,296
Hyundai Auto Receivables Trust
Ser. 23-C, Class A2A, 5.80%, 1/15/27	110,919	111,341
Ser. 23-A, Class A3, 4.58%, 4/15/27	407,254	407,338
Toyota Auto Receivables Owner Trust
FRB Ser. 24-D, Class A2B, (US 30 Day Average SOFR + 0.39%), 4.797%, 8/16/27	200,000	200,103
Ser. 22-C, Class A3, 3.76%, 4/15/27	163,622	163,079
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	126,019	126,628
Ser. 21-1, Class A3, 1.02%, 6/22/26	30,387	30,268

Total asset-backed securities (cost $3,894,213)		$3,922,892

U.S. TREASURY OBLIGATIONS (2.4%)(a)
	Principal amount	Value
U.S. Treasury Notes
5.00%, 9/30/25	$583,000	$585,606
4.875%, 4/30/26	2,105,000	2,121,281

Total U.S. treasury obligations (cost $2,684,765)		$2,706,887

CERTIFICATES OF DEPOSIT (1.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Intesa Sanpaolo SPA/New York, NY	5.050	1/13/26	$538,000	$538,371
Intesa Sanpaolo SPA/New York, NY FRN	5.280	8/18/25	250,000	250,325
Mizuho Bank, Ltd./New York, NY	4.750	2/4/25	305,000	305,012

Total certificates of deposit (cost $1,093,000)				$1,093,708

SHORT-TERM INVESTMENTS (1.0%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.09%(AFF)	1,153,402	$1,153,402

Total short-term investments (cost $1,153,402)		$1,153,402
TOTAL INVESTMENTS

Total investments (cost $114,747,264)		$115,053,234

	Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam ESG Ultra Short ETF (the fund) is a diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $115,125,902.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
	Short-term investments
	Putnam Government Money Market Fund Class P†	$—	$49,356,863	$48,203,461	$28,459	$1,153,402

	Total Short-term investments	$—	$49,356,863	$48,203,461	$28,459	$1,153,402
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	63.6%
	Canada	8.3
	United Kingdom	5.6
	France	3.7
	Australia	3.6
	Netherlands	3.2
	Japan	2.6
	Spain	2.0
	South Korea	1.4
	Switzerland	1.3
	Ireland	1.0
	Norway	0.8
	Germany	0.8
	Singapore	0.6
	Cayman Islands	0.5
	Other	1.0

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,922,892	$—
Certificates of deposit	—	1,093,708	—
Commercial paper	—	18,513,614	—
Corporate bonds and notes	—	87,662,731	—
U.S. treasury obligations	—	2,706,887	—
Short-term investments	1,153,402	—	—

Totals by level	$1,153,402	$113,899,832	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com